Summary of Changes in Fair Value of Liabilities (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Warrant Liability
Balance	$ (21,420,276)	$ (3,705,472)	$ (3,420,780)
Purchases, sales and settlements:
Warrants and other derivatives issued		(20,521,554)	0
Total gains or losses:
Unrealized depreciation	983,875	2,806,750	(284,692)
Balance	$ (20,436,401)	$ (21,420,276)	$ (3,705,472)